Exception Detail
Run Date - 08/27/2025 9:34:09 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1384109	XXXXXXXXXXX	XXXXXXXXXXX	6792658	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		XXXX XXXXXX XXXXXXX XXXXXXXXXXXX XXXXXXXXXX X.X XXXXXXX/XXXX XXXXXXX XXXXX XXXXXXXXX-XXXXXXXXX transactions where borrower is paying assignment fee and none of the assignment fee is being financed.		Seller is an entity, viewed as a XXXXXXXXXX deal with finance assignment fee. XXX disclosure of what seller paid for the property in XXXXXXXXXX XXXXXXXXXX for financed assignment fee on XXXXX loan. XXXXXXXXXX was granted with the following compensating factors: XXXX XXXXXXX XXXXXX is XXX_. XXXX product guideline requires a credit score of XXXXXX XXXX XXXXXX is XXXXXXXXXX XXXX product guideline requires an XXXXXX of XXXXXX XXXX XXXXX is XXXXXXXXX XXXX product guideline requires a XXXXX of XXXXXXXX				05/XX/2022	B	2	XXXXXXXXXX	TX	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1